CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 125,581	$ 151,438
Trade and other receivables	10,099	8,598
Value added taxes receivable	38,587	32,618
Inventories	63,690	64,761
Other financial assets	62,380	34,528
Prepaid expenses and other	8,720	5,617
Assets held-for-sale	0	72,729
Total current assets	309,057	370,289
Non-current assets
Mining interests	998,835	1,061,124
Property, plant and equipment	406,294	451,335
Right-of-use assets	27,284	26,649
Deposits on non-current assets	6,430	6,003
Non-current restricted cash	125,573	125,193
Non-current value added taxes receivable	14,150	12,354
Deferred tax assets	88,732	57,062
Total assets	1,976,355	2,110,009
Current liabilities
Trade and other payables	94,413	115,120
Unearned revenue	2,301	3,383
Current portion of debt facilities	832	551
Current portion of lease liabilities	17,370	13,827
Liabilities relating to assets held-for-sale	0	16,278
Income taxes payable	5,222	18,240
Total current liabilities	120,138	167,399
Non-current liabilities
Debt facilities	218,980	209,811
Lease liabilities	19,332	23,756
Decommissioning liabilities	151,564	149,017
Other liabilities	5,592	5,655
Non-current income taxes payable	23,612	20,605
Deferred tax liabilities	79,017	122,468
Total liabilities	618,235	698,711
Equity
Share capital	1,879,971	1,781,280
Equity reserves	88,025	98,914
Accumulated deficit	(609,876)	(468,896)
Total equity	1,358,120	1,411,298
Total liabilities and equity	$ 1,976,355	$ 2,110,009